Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 5,571	$ 15,792,196
Less: accumulated depreciation	(2,393)	(7,321,924)
Property, plant and equipment, net from discontinued operations (Note 15)		(8,456,802)
Property, plant and equipment, net	3,178	13,470
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost		14,111,170
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost		1,585,671
Furniture, fixture and electronic equipment [Memebr]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	5,571	74,719
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost		$ 20,636